GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets of Indefinite Useful Life [Abstract]
GOODWILL

NOTE 16 - GOODWILL

Movement of Goodwill, separated by CGU:

	Air	Coalition and loyalty program
	Transport	Multiplus	Total
	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2019	1,845,136	448,936	2,294,072
Increase (decrease) due to exchange rate differences	(67,133)	(17,363)	(84,496)
Transfer from Multiplus S.A. (see nota 1)	431,573	(431,573)	-

Closing balance as of December 31, 2019	2,209,576	-	2,209,576

Opening balance as of January 1, 2020	2,209,576	-	2,209,576
Increase (decrease) due to exchange rate differences	(480,601)	-	(480,601)
Impairment loss	(1,728,975)	-	(1,728,975)

Closing balance as of December 31, 2020	-	-	-
Opening balance as of January 1, 2021	-	-	-
Increase (decrease) due to exchange rate differences		-	-
Impairment loss		-	-
Closing balance as of December 31, 2021	-	-	-

During fiscal year 2020, the Company recognized an impairment for the total Goodwill.